Supplementary Oil And Gas Information (Unaudited) - Proved and Proved Developed Oil and Natural Gas Liquids, Net of Royalties (Details) - MMBbls	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Proved Developed And Undeveloped Reserves [Roll Forward]
Sales of reserves in place (in MMbbl)	(2)
Synthetic Crude Oil | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	5,840	5,390	5,944
Extensions and discoveries (in MMbbl)	0	162	0
Improved recovery (in MMbbl)	1	28	29
Purchases of reserves in place (in MMbbl)	701	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(141)	(141)	(128)
Economic revisions due to prices (in MMbbl)	(106)	333	(455)
Revisions of prior estimates (in MMbbl)	18	68	0
Proved reserves, net, ending balance	6,313	5,840	5,390
Net proved developed reserves (in MMbbl)	6,268	5,804	5,389	5,929
Bitumen | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	2,669	2,546	2,289
Extensions and discoveries (in MMbbl)	62	67	195
Improved recovery (in MMbbl)	7	9	5
Purchases of reserves in place (in MMbbl)	1	0	267
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(101)	(102)	(91)
Economic revisions due to prices (in MMbbl)	(38)	123	(263)
Revisions of prior estimates (in MMbbl)	77	26	144
Proved reserves, net, ending balance	2,676	2,669	2,546
Net proved developed reserves (in MMbbl)	629	610	582	584
Crude Oil and NGLs | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	767	696	708
Extensions and discoveries (in MMbbl)	31	51	11
Improved recovery (in MMbbl)	13	37	21
Purchases of reserves in place (in MMbbl)	137	0	21
Sales of reserves in place (in MMbbl)	(2)	(1)	0
Production (in MMbbl)	(49)	(47)	(45)
Economic revisions due to prices (in MMbbl)	(35)	29	(73)
Revisions of prior estimates (in MMbbl)	42	1	54
Proved reserves, net, ending balance	903	767	696
Net proved developed reserves (in MMbbl)	359	337	359	370
Crude Oil and NGLs | North Sea
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	9	11	79
Extensions and discoveries (in MMbbl)	0	0	0
Improved recovery (in MMbbl)	0	0	0
Purchases of reserves in place (in MMbbl)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(4)	(5)	(5)
Economic revisions due to prices (in MMbbl)	0	0	1
Revisions of prior estimates (in MMbbl)	1	3	(64)
Proved reserves, net, ending balance	6	9	11
Net proved developed reserves (in MMbbl)	6	6	5	39
Crude Oil and NGLs | Offshore Africa
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	54	57	64
Extensions and discoveries (in MMbbl)	0	0	0
Improved recovery (in MMbbl)	0	0	0
Purchases of reserves in place (in MMbbl)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(4)	(4)	(5)
Economic revisions due to prices (in MMbbl)	0	1	(2)
Revisions of prior estimates (in MMbbl)	(2)	1	0
Proved reserves, net, ending balance	48	54	57
Net proved developed reserves (in MMbbl)	25	30	34	38
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	9,339	8,700	9,083
Extensions and discoveries (in MMbbl)	93	280	205
Improved recovery (in MMbbl)	21	75	56
Purchases of reserves in place (in MMbbl)	839	0	288
Sales of reserves in place (in MMbbl)	(2)	(1)	0
Production (in MMbbl)	(299)	(298)	(274)
Economic revisions due to prices (in MMbbl)	(179)	485	(792)
Revisions of prior estimates (in MMbbl)	136	98	134
Proved reserves, net, ending balance	9,947	9,339	8,700
Net proved developed reserves (in MMbbl)	7,288	6,787	6,369	6,960
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	9,276	8,632	8,941
Extensions and discoveries (in MMbbl)	93	280	205
Improved recovery (in MMbbl)	21	75	56
Purchases of reserves in place (in MMbbl)	839	0	288
Sales of reserves in place (in MMbbl)	(2)	(1)	0
Production (in MMbbl)	(291)	(289)	(265)
Economic revisions due to prices (in MMbbl)	(180)	484	(791)
Revisions of prior estimates (in MMbbl)	136	94	198
Proved reserves, net, ending balance	9,892	9,276	8,632
Net proved developed reserves (in MMbbl)	7,256	6,752	6,330	6,883